Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Prospectus Date	rr_ProspectusDate	Jul. 21, 2014
Document Creation Date	dei_DocumentCreationDate	Jul. 18, 2014